SCHEDULE OF COMPONENT OF DEFERRED TAX ASSET (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Operating loss carryforward	$ 26,295	$ 15,582
Net deferred tax asset before valuation allowance	6,069	3,595
Valuation allowance	(6,069)	(3,595)
Net deferred tax